TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1%
	AEROSPACE & DEFENSE - 10.2%
18,225	FTAI Aviation Ltd.	$3,587,591
18,711	Howmet Aerospace, Inc.	3,836,129
12,776	Rocket Lab Corporation(a)	891,254
999	TransDigm Group, Inc.	1,328,520
		9,643,494
	APPAREL & TEXTILE PRODUCTS - 2.0%
31,057	Kontoor Brands, Inc.	1,897,272

	BANKING - 6.9%
110,819	First Horizon Corporation	2,648,574
12,924	Pinnacle Financial Partners, Inc.	1,233,079
18,974	Wintrust Financial Corporation	2,652,945
		6,534,598
	BEVERAGES - 1.0%
19,777	Celsius Holdings, Inc.(a)	904,600

	BIOTECH & PHARMA - 4.1%
19,945	Ionis Pharmaceuticals, Inc.(a)	1,577,849
4,852	United Therapeutics Corporation(a)	2,364,137
		3,941,986
	CONSTRUCTION MATERIALS - 1.7%
29,969	Amrize Ltd.(a)	1,620,724

	DATA CENTER REIT - 1.6%
9,963	Digital Realty Trust, Inc.	1,541,376

	ELECTRIC UTILITIES - 4.5%
49,873	CenterPoint Energy, Inc.	1,912,131
14,779	Vistra Corporation	2,384,296
		4,296,427
	ELECTRICAL EQUIPMENT - 6.4%
23,258	Amphenol Corporation, Class A	3,143,086
8,664	Itron, Inc.(a)	804,539

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	ELECTRICAL EQUIPMENT - 6.4% (Continued)
13,172	Vertiv Holdings Company, Class A	$2,133,996
		6,081,621
	ENGINEERING & CONSTRUCTION - 8.7%
3,296	Comfort Systems USA, Inc.	3,076,123
11,108	MasTec, Inc.(a)	2,414,546
6,800	Quanta Services, Inc.	2,870,008
		8,360,677
	HEALTH CARE FACILITIES & SERVICES - 1.6%
11,488	GeneDx Holdings Corporation(a)	1,494,129

	INDUSTRIAL SUPPORT SERVICES - 3.7%
34,922	Fastenal Company	1,401,420
2,655	United Rentals, Inc.	2,148,744
		3,550,164
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
5,176	Coinbase Global, Inc., Class A(a)	1,170,501

	LEISURE FACILITIES & SERVICES - 2.3%
5,146	Domino’s Pizza, Inc.	2,144,956

	MEDICAL EQUIPMENT & DEVICES - 8.3%
7,529	Insulet Corporation(a)	2,140,043
23,376	Merit Medical Systems, Inc.(a)	2,060,361
15,930	Natera, Inc.(a)	3,649,404
		7,849,808
	OIL & GAS PRODUCERS - 3.3%
11,039	Cheniere Energy, Inc.	2,145,872
6,698	Diamondback Energy, Inc.	1,006,910
		3,152,782
	RETAIL - DISCRETIONARY - 3.8%
20,579	Ross Stores, Inc.	3,707,101

	SEMICONDUCTORS - 9.7%
11,788	Coherent Corporation(a)	2,175,711

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	SEMICONDUCTORS - 9.7% (Continued)
26,763	Marvell Technology, Inc.	$2,274,320
3,031	Monolithic Power Systems, Inc.	2,747,176
8,636	Sandisk Corporation(a)	2,050,014
		9,247,221
	SOFTWARE - 5.9%
7,436	MongoDB, Inc.(a)	3,120,815
26,265	Nutanix, Inc., Class A(a)	1,357,638
5,208	Zscaler, Inc.(a)	1,171,383
		5,649,836
	TECHNOLOGY HARDWARE - 4.4%
2,822	Fabrinet(a)	1,284,800
10,459	Seagate Technology Holdings plc	2,880,304
		4,165,104
	TECHNOLOGY SERVICES - 3.8%
3,952	CACI International, Inc., Class A(a)	2,105,665
2,619	MSCI, Inc.	1,502,599
		3,608,264

	TOTAL COMMON STOCKS (Cost $69,698,217)	90,562,641

	SHORT-TERM INVESTMENT — 5.0%
	MONEY MARKET FUND - 5.0%
4,725,000	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $4,725,000)	4,725,000

	TOTAL INVESTMENTS - 100.1% (Cost $74,423,217)	$95,287,641
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(91,759)
	NET ASSETS - 100.0%	$95,195,882

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.